Trade and other receivables, net (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Trade and other receivables, net [Line Items]
Opening balance	$ 9,361	$ 8,963
Ending balance	10,089	9,361	$ 8,963
Minera Yanacocha SRL and subsidiary [Member]
Disclosure of Trade and other receivables, net [Line Items]
Opening balance	1,384	1,407	1,444
Deductions	0	(23)	(37)
Ending balance	$ 1,384	$ 1,384	$ 1,407